NET INCOME PER SHARE	12 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
12.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for years indicated:

	Year ended March 31,
	2013	2014	2015
	$	$	$
Net income attributable to Highway Holdings Limited's shareholders, basic and diluted	448	596	1,150

Shares:
Weighted average common shares used in computing basic net income per share	3,778,825	3,778,825	3,786,542

Effect of dilutive securities:
Weighted average shares from assumed exercise of stock options and issuance of common shares	2,482	9,779	8,259

Weighted average common shares used in computing diluted net income per share	3,781,307	3,788,604	3,794,801

Net income per share, basic	0.12	0.16	0.30

Net income per share, diluted	0.12	0.16	0.30

No option to purchase common shares was excluded in the computation of 2013 and 2014 diluted net income per share as the effect was anti-dilutive. No share option is outstanding for the year ended March 31, 2015.